Consolidated Statements of Stockholders’ Equity - USD ($)		Ordinary shares Class A	Ordinary shares Class B	Ordinary shares	Statutory reserve	Additional paid-in capital	Retained earnings	Accumulative other comprehensive loss	Total
Balance at Sep. 30, 2023				$ 5,175	$ 3,462,673	$ 6,189,739	$ 55,559,561	$ (4,166,390)	$ 61,050,758
Balance (in Shares) at Sep. 30, 2023	[1]	2,227	534
Issuance of common stocks-cash				13,500		20,236,500			20,250,000
Issuance of common stocks-cash (in Shares)	[1]	7,200
Share-based payments-omnibus equity plan				980		2,282,420			2,283,400
Share-based payments-omnibus equity plan (in Shares)	[1]	523
Effect to rounding fractional shares into whole shares upon reverse stock split				963		(963)
Effect to rounding fractional shares into whole shares upon reverse stock split (in Shares)	[1]	513
Net loss							(1,796,552)		(1,796,552)
Statutory reserve					26,318		(26,318)
Foreign currency translation								1,928,012	1,928,012
Balance at Sep. 30, 2024				20,618	3,488,991	28,707,696	53,736,691	(2,238,378)	83,715,618
Balance (in Shares) at Sep. 30, 2024	[1]	10,463	534
Issuance of common stocks-cash				4,475,001		73,124,999			77,600,000
Issuance of common stocks-cash (in Shares)	[1]	2,386,667
Exercise of warrants				227,001		19,257,399			19,484,400
Exercise of warrants (in Shares)	[1]	121,067
Share-based payments-omnibus equity plan				24,999		9,325,001			9,350,000
Share-based payments-omnibus equity plan (in Shares)	[1]	13,333
Effect to rounding fractional shares into whole shares upon reverse stock split				58		(58)
Effect to rounding fractional shares into whole shares upon reverse stock split (in Shares)	[1]	31
Conversion of Class A ordinary shares to Class B ordinary shares
Conversion of Class A ordinary shares to Class B ordinary shares (in Shares)	[1]	(71,040)	71,040
Net loss							(8,593,406)		(8,593,406)
Statutory reserve					29,093		(29,093)
Foreign currency translation								(906,401)	(906,401)
Balance at Sep. 30, 2025				$ 4,747,677	$ 3,518,084	$ 130,415,037	$ 45,114,192	$ (3,144,779)	$ 180,650,211
Balance (in Shares) at Sep. 30, 2025	[1]	2,460,521	71,574

[1]	During fiscal year 2025, the Company effected multiple share capital changes, including a 25-for-1 share consolidation effective May 9, 2025, and a subsequent 15-for-1 share consolidation effective August 12, 2025, which increased the par value of the Company’s ordinary shares from US$0.005 to US$1.875 per share. All share and per-share amounts presented, including comparative periods, have been retrospectively adjusted to reflect these transactions. See Note 13 - Equity for details information.